Other service fees	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Other Service Fees

Note 39 – Other service fees

The following table presents the major categories of other service fees for the years ended December 31, 2015, 2014 and 2013.

(In thousands)	2015	2014	2013
Debit card fees	$46,176	$43,146	$41,912
Insurance fees	63,976	54,158	52,309
Credit card fees	68,166	67,639	65,727
Sale and administration of investment products	23,846	27,711	35,272
Trust fees	18,866	18,209	17,285
Other fees	15,060	14,402	16,846
Total other service fees	$236,090	$225,265	$229,351